SEGMENT INFORMATION - Schedule of Net Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net revenue	$ 1,093	$ 901	$ 791
United States
Disclosure of geographical areas [line items]
Net revenue	912	731	603
Rest of World
Disclosure of geographical areas [line items]
Net revenue	176	164	181
United Kingdom
Disclosure of geographical areas [line items]
Net revenue	$ 5	$ 6	$ 7